INCOME TAXES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Net change in valuation allowance	$ (12,500)
Federal net operating loss carryforwards	110,000
Federal net operating loss carryforwards subject to expiration	95,000
Federal net operating loss carryforwards carried forward indefinitely	$ 15,000